EMPLOYEE BENEFITS (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of shares held	3,486,252	4,450,652
Plan assets value	R$ 5,800,000,000	R$ 5,700,000,000
Actuarial assumption of expected rates of salary increases	6.08%	4.35%
Description of investment policy	The investment plan is reviewed annually and approved by the Deliberative Council, considering a 5-year horizon, as established by CGPC resolution no. 7, of December 4, 2003. The investment limits and criteria established in the policy are based on Resolution 4,661 / 18, published by the National Monetary Council (“CMN”).
Pension plan expense	R$ 1,616	R$ 2,032
Defined Benefit Plan [Member]
IfrsStatementLineItems [Line Items]
Description of pension fund market	In compliance with current legislation, specific to the pension fund market, for the last 4 years ended (2018, 2019,2020 and 2021), there was no need to pay installments by CSN, since the benefit plans defined actuarial gains in the year
Plan Covering Thirty Five Percent Of The Average Salary [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of expected rates of salary increases	3500.00%
Participants salary term	12 months
Average Salary Supplementation Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of expected rates of salary increases	35.00%
Participants salary term	12 months
Mixed Supplementary Benefit Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	R$ 23,578
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan by plan participants	R$ 1,377